OTHER INFORMATION BY NATURE - Narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Other information by nature [Abstract]
Compensation related to product development	€ 323,936	€ 313,471	€ 294,047
Average number of employees	3,651	3,336	3,115